Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
Growth Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22 - 23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an amendment to the Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: Growth Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid‑ to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65%of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20%of its total assets in securities of foreign companies, including companies located in emerging markets.
VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes.
The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Underlying Index. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps.
In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
The Fund is a non‑diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
In the section of the Prospectus entitled “Fund Summary: Growth Fund – Principal Risks of Investing in the Fund,” the following risk factor entitled “Derivatives Risk” is added:
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
American Century Investment Management, Inc., served as subadviser of the Fund from its inception until September 30, 2019. SunAmerica Asset Management, LLC served as subadviser of the Passive Strategy from September 30, 2019 until April 28, 2025. BlackRock assumed subadvisory duties of the Active Strategy on September 30, 2019 and the Passive Strategy on April 30, 2025.

Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VALIC Company I
Growth Fund
(the “Fund”)
Supplement dated January 27, 2025 to the Fund’s Summary Prospectus and Prospectus,
each dated October 1, 2024, as supplemented to date
At a meeting held on January 22 - 23, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I approved an amendment to the Investment Sub‑Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Fund (the “Subadvisory Agreement”). BlackRock will replace SunAmerica Asset Management, LLC (SunAmerica”) as subadviser to the Fund. The Board also approved certain changes to the Fund’s principal investment strategies and techniques.
These changes are expected to become effective on or about April 28, 2025 (the “Effective Date”). On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:
The disclosure in the section of the Summary Prospectus entitled “Fund Summary: Growth Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid‑ to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65%of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20%of its total assets in securities of foreign companies, including companies located in emerging markets.
VALIC is the Fund’s investment adviser and BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser. Approximately 25% of the Fund’s assets will be allocated to a passively managed strategy (the “Passive Strategy”), which seeks to track the Russell 1000® Growth Index (the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to an actively managed strategy (the “Active Strategy”). The Fund’s target allocations among the strategies are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes.
The Passive Strategy primarily seeks to track the Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” In managing the Passive Strategy, the subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Underlying Index. The subadviser may use derivatives in seeking to track the Underlying Index, including futures and total return swaps.
In managing the Active Strategy, the subadviser selects not less than 25 to not more than 45 companies through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the subadviser believes have above average growth potential. The subadviser will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
The Fund is a non‑diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
In the section of the Prospectus entitled “Fund Summary: Growth Fund – Principal Risks of Investing in the Fund,” the following risk factor entitled “Derivatives Risk” is added:
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
In the subsection entitled “Performance Information,” the second paragraph is deleted in its entirety and replaced with the following:
American Century Investment Management, Inc., served as subadviser of the Fund from its inception until September 30, 2019. SunAmerica Asset Management, LLC served as subadviser of the Passive Strategy from September 30, 2019 until April 28, 2025. BlackRock assumed subadvisory duties of the Active Strategy on September 30, 2019 and the Passive Strategy on April 30, 2025.